Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Inventories Details Narrative
Allowance for obsolete inventories	$ 108	$ 87	$ 73